UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21142
Investment Company Act File Number
Eaton Vance Municipal Bond Fund
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
September 30
Date of Fiscal Year End
June 30, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance
Municipal Bond Fund
June 30, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 174.0%

Principal
Amount
(000’s omitted)	Security	Value
Bond Bank — 0.4%
$3,000	Delaware Valley, PA, Regional Finance Authority, 5.75%, 7/1/32	$3,045,870

		$3,045,870

Electric Utilities — 1.4%
$7,110	South Carolina Public Service Authority, (Santee Cooper), 5.50%, 1/1/38	$7,584,095
3,425	Wyandotte County & Kansas City, KS, Unified Government, (Board of Public Utilities), 5.00%, 9/1/36	3,417,465

		$11,001,560

General Obligations — 6.2%
$8,320	Chicago Park District, IL, Harbor Facilities, 5.25%, 1/1/37(1)	$8,491,558
6,465	Frisco, TX, Independent School District, (PSF Guaranteed), 5.00%, 8/15/37	6,770,795
2,000	Klein, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/1/36(1)	2,092,160
2,000	North East, TX, Independent School District, (PSF Guaranteed), 5.25%, 2/1/28	2,339,480
180	Northside, TX, Independent School District, (PSF Guaranteed), 5.00%, 6/15/35	185,125
12,250	Northside, TX, Independent School District, (PSF Guaranteed), 5.00%, 6/15/35(1)	12,598,757
6,750	Oregon, 5.00%, 8/1/35(1)	7,107,683
2,000	Oregon, 5.00%, 8/1/36	2,102,660
7,500	Port of Houston Authority, TX, (Harris County), 5.00%, 10/1/35(2)	7,824,000

		$49,512,218

Hospital — 10.8%
$11,940	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/39	$11,335,120
2,500	California Statewide Communities Development Authority, (Cottage Health System), 5.00%, 11/1/40	2,291,650
5,000	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	4,547,650
14,050	California Statewide Communities Development Authority, (Kaiser Permanente), 5.25%, 3/1/45	13,266,994
620	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	568,205
2,610	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	2,151,266
1,870	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	1,714,715
5,900	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	5,424,578
3,900	Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.60%, 7/1/33	3,647,631
7,190	Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.25%, 11/15/36	7,110,047
8,310	Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/38	1,578,235
10,000	Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/41	1,550,900
8,165	Lehigh County, PA, General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	8,214,725
4,295	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.00%, 11/15/38	3,820,789
10,000	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	8,927,700
100	South Miami, FL, Health Facilities Authority, (Baptist Health), 5.00%, 8/15/42	95,885
900	South Miami, FL, Health Facilities Authority, (Baptist Health), 5.00%, 8/15/42(1)	862,965
9,480	Tarrant County, TX, Cultural Education Facilities Finance Corp., (Scott & White Healthcare), 5.25%, 8/15/40	9,137,203

		$86,246,258

Industrial Development Revenue — 1.3%
$10,655	St. John Baptist Parish, LA, (Marathon Oil Corp.), 5.125%, 6/1/37	$10,229,652

		$10,229,652

Insured-Electric Utilities — 7.3%
$5,000	American Municipal Power-Ohio, Inc., OH, (Prairie State Energy), (AGC), 5.75%, 2/15/39	$5,262,500
1,350	Long Island, NY, Power Authority, (BHAC), 5.50%, 5/1/33	1,447,902

Principal
Amount
(000’s omitted)	Security	Value
$13,895	Mississippi Development Bank, (Municipal Energy), (XLCA), 5.00%, 3/1/41	$12,169,380
2,735	Paducah, KY, Electric Plant Board, (AGC), 5.25%, 10/1/35	2,807,450
10,000	South Carolina Public Service Authority, (AGM), 5.125%, 1/1/37	10,005,600
18,340	South Carolina Public Service Authority, (AGM), 5.125%, 1/1/37(1)	18,350,270
7,840	South Carolina Public Service Authority, (Santee Cooper), (BHAC), 5.50%, 1/1/38	8,373,120

		$58,416,222

Insured-Escrowed/Prerefunded — 0.1%
$525	Highlands County, FL, Health Facilities Authority, (Adventist Health System), (BHAC), Prerefunded to 11/15/16, 5.25%, 11/15/36	$630,740

		$630,740

Insured-General Obligations — 14.9%
$3,750	Cincinnati, OH, City School District, (Classroom Facilities Construction and Improvement), (AGM), (FGIC), 5.25%, 12/1/30	$4,176,225
12,155	Clark County, NV, (AMBAC), 2.50%, 11/1/36	7,580,952
10,055	Frisco, TX, Independent School District, (AGM), (PSF Guaranteed), 2.75%, 8/15/39	7,104,964
14,330	Frisco, TX, Independent School District, (AGM), (PSF Guaranteed), 4.00%, 8/15/40	13,205,525
15,700	Kane, Cook and DuPage Counties, IL, School District No. 46, (AMBAC), 0.00%, 1/1/21	9,910,939
50,650	Kane, Cook and DuPage Counties, IL, School District No. 46, (AMBAC), 0.00%, 1/1/22	29,875,396
7,000	King County, WA, Public Hospital District No. 1, (AGC), 5.00%, 12/1/37(1)	6,964,160
8,955	Palm Springs, CA, Unified School District, (AGC), 5.00%, 8/1/32	9,185,143
95	Port Arthur, TX, Independent School District, (AGC), 4.75%, 2/15/38	94,924
10,950	Port Arthur, TX, Independent School District, (AGC), 4.75%, 2/15/38(1)	10,941,240
12,750	Schaumburg, IL, (BHAC), (FGIC), 5.00%, 12/1/38(1)	12,819,105
8,325	Yuma and La Paz Counties, AZ, Community College District, (Arizona Western College), (NPFG), 3.75%, 7/1/31	7,194,548

		$119,053,121

Insured-Hospital — 18.3%
$8,250	Arizona Health Facilities Authority, (Banner Health), (BHAC), 5.375%, 1/1/32	$8,500,718
11,000	California Statewide Communities Development Authority, (Sutter Health), (AGM), 5.05%, 8/15/38(1)	10,598,390
3,950	Centre County, PA, Hospital Authority, (Mount Nittany Medical Center), (AGC), 6.125%, 11/15/39	4,058,546
1,050	Centre County, PA, Hospital Authority, (Mount Nittany Medical Center), (AGC), 6.25%, 11/15/44	1,078,581
11,500	Colorado Health Facilities Authority, (Catholic Health), (AGM), 5.10%, 10/1/41(1)	11,281,730
15,500	Highlands County, FL, Health Facilities Authority, (Adventist Health System), (BHAC), 5.25%, 11/15/36(1)	15,771,095
3,795	Highlands County, FL, Health Facilities Authority, (Adventist Health System), (NPFG), 5.00%, 11/15/35	3,634,965
15,000	Illinois Finance Authority, (Children’s Memorial Hospital), (AGC), 5.25%, 8/15/47(1)	14,497,644
2,500	Indiana Health and Educational Facility Finance Authority, (Sisters of St. Francis Health Services), (AGM), 5.25%, 5/15/41(1)	2,497,975
2,625	Iowa Finance Authority, Health Facilities, (Iowa Health System), (AGC), 5.625%, 8/15/37	2,700,626
1,675	Maricopa County, AZ, Industrial Development Authority, (Catholic Healthcare West), (BHAC), 5.25%, 7/1/32	1,711,716
19,150	Maryland Health and Higher Educational Facilities Authority, (LifeBridge Health), (AGC), 4.75%, 7/1/47(1)	16,957,709
5,250	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), (AGC), 5.25%, 1/1/36(1)	5,300,348
2,055	New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), Series II, (AGC), 5.00%, 7/1/38	2,020,599
3,735	New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), Series V, (AGC), 5.00%, 7/1/38(1)	3,672,476
13,115	New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	13,443,137
5,795	Washington Health Care Facilities Authority, (MultiCare Health System), (AGC), 6.00%, 8/15/39	6,121,838
8,700	Washington Health Care Facilities Authority, (Providence Health Care), Series C, (AGM), 5.25%, 10/1/33(1)	8,853,815

Principal
Amount
(000’s omitted)	Security	Value
$12,605	Washington Health Care Facilities Authority, (Providence Health Care), Series D, (AGM), 5.25%, 10/1/33(1)	$12,820,798

		$145,522,706

Insured-Industrial Development Revenue — 1.1%
$9,000	Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc. Project), (BHAC), 5.00%, 10/1/39(1)	$9,166,860

		$9,166,860

Insured-Lease Revenue/Certificates of Participation — 12.0%
$15,000	Hudson Yards Infrastructure Corp., NY,, (NPFG), 4.50%, 2/15/47	$12,691,200
2,910	New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	3,018,834
24,000	San Diego County, CA, Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(1)	24,157,200
42,750	San Jose, CA, Financing Authority, (Civic Center), (AMBAC), (BHAC), 5.00%, 6/1/37(1)	42,349,432
13,000	Tri-Creek Middle School Building Corp., IN, (AGM), 5.25%, 1/15/34(1)	13,279,500

		$95,496,166

Insured-Other Revenue — 5.5%
$11,925	Golden State Tobacco Securitization Corp., CA, (AGC), 5.00%, 6/1/45	$10,532,041
25,875	Golden State Tobacco Securitization Corp., CA, (AGC), 5.00%, 6/1/45(1)	22,852,541
16,795	Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/34	3,199,951
6,750	New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 7.00%, 3/1/49	7,467,930

		$44,052,463

Insured-Private Education — 3.9%
$14,400	Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32	$15,957,648
7,865	Miami-Dade County, FL, Educational Facilities Authority, (University of Miami), (AMBAC), (BHAC), 5.00%, 4/1/31	8,000,042
7,945	Washington, DC, Georgetown University, (AMBAC), 4.50%, 4/1/42	7,089,880

		$31,047,570

Insured-Solid Waste — 0.6%
$2,760	Palm Beach County, FL, Solid Waste Authority, (BHAC), 5.00%, 10/1/24	$2,968,270
1,575	Palm Beach County, FL, Solid Waste Authority, (BHAC), 5.00%, 10/1/26	1,663,704

		$4,631,974

Insured-Special Tax Revenue — 10.1%
$17,955	Alabama Public School and College Authority, (AGM), 2.50%, 12/1/27	$14,240,290
18,035	Houston, TX, Hotel Occupancy Tax, (AMBAC), 0.00%, 9/1/24	8,261,473
1,175	Jacksonville, FL, Excise Tax, (FGIC) (NPFG), 5.125%, 10/1/27	1,207,395
15,000	Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, (0.00% until 10/1/19), 10/1/39	9,611,850
13,260	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	12,298,650
196,275	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	10,643,993
78,410	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	8,357,722
47,480	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	4,711,915
10,800	Utah Transportation Authority, Sales Tax Revenue, (AGM), 4.75%, 6/15/32(1)	10,975,715

		$80,309,003

Insured-Student Loan — 1.2%
$8,825	Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$9,213,918

		$9,213,918

Insured-Transportation — 24.5%
$21,640	Chicago, IL, (O’Hare International Airport), (AGM), 4.75%, 1/1/34(1)	$20,563,627
8,080	Clark County, NV, (Las Vegas-McCarran International Airport), (AGM), 5.25%, 7/1/39	8,038,873

Principal
Amount
(000’s omitted)	Security	Value
$10,070	Director of the State of Nevada Department of Business and Industry, (Las Vegas Monorail), (AMBAC), 0.00%, 1/1/23	$1,276,373
3,100	Director of the State of Nevada Department of Business and Industry, (Las Vegas Monorail), (AMBAC), 0.00%, 1/1/28	289,571
15,000	Director of the State of Nevada Department of Business and Industry, (Las Vegas Monorail), (AMBAC), 5.375%, 1/1/40(3)	3,602,700
10,200	E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/21	5,521,566
25,000	E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	2,785,500
7,800	Harris County, TX, Toll Road, Senior Lien, (BHAC), (NPFG), 5.00%, 8/15/33(1)	8,050,614
6,710	Manchester, NH, (Manchester-Boston Regional Airport), (AGM), 5.125%, 1/1/30	6,852,386
20,995	Maryland Transportation Authority, (AGM), 5.00%, 7/1/35(1)	21,740,741
14,000	Maryland Transportation Authority, (AGM), 5.00%, 7/1/36(1)	14,471,660
1,785	Metropolitan Washington, DC, Airports Authority, (BHAC), 5.00%, 10/1/29	1,852,687
14,055	Minneapolis and St. Paul, MN, Metropolitan Airports Commission, (FGIC), (NPFG), 4.50%, 1/1/32	13,289,424
11,700	New Jersey Transportation Trust Fund Authority, (AGC), 5.50%, 12/15/38	12,056,499
1,015	North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.50%, 1/1/29	1,073,403
1,160	North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.75%, 1/1/39	1,206,887
20,000	North Texas Tollway Authority, (BHAC), 5.75%, 1/1/48(1)	20,739,800
10,000	Port Authority of New York and New Jersey, (AGM), 5.00%, 8/15/26(1)	10,502,000
1,605	Port Palm Beach District, FL, (XLCA), 0.00%, 9/1/24	620,589
1,950	Port Palm Beach District, FL, (XLCA), 0.00%, 9/1/25	694,259
1,000	Port Palm Beach District, FL, (XLCA), 0.00%, 9/1/26	327,440
26,215	San Joaquin Hills, CA, Transportation Corridor Agency, (Toll Road Bonds), (NPFG), 0.00%, 1/15/25	7,815,216
24,560	Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/20	15,537,638
18,195	Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 5.00%, 8/15/42	16,215,020

		$195,124,473

Insured-Water and Sewer — 14.4%
$2,000	Austin, TX, Water and Wastewater, (AGM), (BHAC), 5.00%, 11/15/33(1)	$2,045,740
1,015	Birmingham, AL, Waterworks and Sewer Board, (AMBAC), (BHAC), 4.50%, 1/1/39	941,737
3,185	Bossier City, LA, Utilities Revenue, (BHAC), 5.25%, 10/1/26	3,430,181
1,985	Bossier City, LA, Utilities Revenue, (BHAC), 5.25%, 10/1/27	2,123,632
3,170	Bossier City, LA, Utilities Revenue, (BHAC), 5.50%, 10/1/38	3,307,261
3,060	Chicago, IL, Wastewater Transmission Revenue, (BHAC), 5.50%, 1/1/38	3,151,739
13,670	Chicago, IL, Wastewater Transmission Revenue, (NPFG), 0.00%, 1/1/23	7,422,673
10,000	DeKalb County, GA, Water and Sewer, (AGM), 5.25%, 10/1/32(1)	10,194,100
8,500	District of Columbia Water and Sewer Authority, (AGC), 5.00%, 10/1/34(1)	8,651,980
27,570	Houston, TX, Utility System, (AGM), (BHAC), 5.00%, 11/15/33(1)	28,271,381
5,540	Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/32	6,219,315
9,500	New York, NY, Municipal Water Finance Authority, (BHAC), 5.75%, 6/15/40(1)	10,413,330
27,670	Seattle, WA, Drain and Wastewater Revenue, (AGM), 5.00%, 6/1/38(1)	28,392,739

		$114,565,808

Insured-Water Revenue — 10.6%
$53,500	Los Angeles, CA, Department of Water and Power, (BHAC), (FGIC), 5.00%, 7/1/43(1)	$53,549,220
1,070	Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/38	1,174,400
18,865	Massachusetts Water Resources Authority, (AMBAC), (BHAC), 4.00%, 8/1/40	17,157,717
5,750	Metropolitan Water District, CA, Water and Sewer Systems, (BHAC), (FGIC), 5.00%, 10/1/36(1)	5,816,068
7,375	San Luis Obispo County, CA, (Nacimiento Water Project), (NPFG), 4.50%, 9/1/40	6,488,451

		$84,185,856

Other Revenue — 3.0%
$2,920	Main Street Natural Gas, Inc., GA, Gas Project Revenue, 5.50%, 9/15/27	$2,864,520
10,750	New York, NY, Transitional Finance Authority, Building Aid Revenue, 5.00%, 7/15/36(1)	10,915,228
9,200	Oregon Department of Administrative Services, Lottery Revenue, 5.25%, 4/1/30	10,147,968

		$23,927,716

Principal
Amount
(000’s omitted)	Security	Value
Private Education — 13.1%
$50	California Educational Facilities Authority, (University of Southern California), 5.25%, 10/1/38	$52,595
9,750	California Educational Facilities Authority, (University of Southern California), 5.25%, 10/1/38(1)	10,256,025
14,700	Connecticut Health and Educational Facilities Authority, (Wesleyan University), 5.00%, 7/1/39(1)	15,178,632
15,000	Houston, TX, Higher Education Finance Corp., (William Marsh Rice University), 5.00%, 5/15/35(1)	15,671,400
5,810	Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/27	6,877,878
8,325	Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/30	9,709,864
2,000	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(1)	2,077,580
8,790	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36(4)	9,598,064
40	New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40	41,427
15,300	New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40(1)	15,845,751
13,500	North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/38(1)	14,057,820
5,000	Tennessee School Bond Authority, 5.50%, 5/1/38	5,359,450

		$104,726,486

Public Education — 0.6%
$4,450	University of California, 5.25%, 5/15/39	$4,590,086

		$4,590,086

Senior Living/Life Care — 0.1%
$1,175	Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), 6.125%, 1/1/30	$1,225,255

		$1,225,255

Transportation — 7.9%
$8,275	Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$8,300,570
6,500	Metropolitan Transportation Authority, NY, 5.25%, 11/15/40	6,573,970
14,545	Miami-Dade County, FL, (Miami International Airport), 5.00%, 10/1/41	13,613,538
10,000	New Jersey Transportation Trust Fund Authority, 5.00%, 12/15/24	10,385,600
2,915	Orlando-Orange County, FL, Expressway Authority, 5.00%, 7/1/35	2,861,043
3,095	Orlando-Orange County, FL, Expressway Authority, 5.00%, 7/1/40	3,014,128
5,000	Pennsylvania Turnpike Commission, 6.00%, (0.00% until 12/1/15), 12/1/34	3,918,500
4,300	Port Authority of New York and New Jersey, 4.75%, 7/15/31	4,381,055
5,000	Port Authority of New York and New Jersey, 5.00%, 7/15/39	5,144,600
5,000	Triborough Bridge and Tunnel Authority, NY, 5.00%, 11/15/33	5,165,600

		$63,358,604

Water and Sewer — 2.7%
$10,000	California Department of Water Resources, (Central Valley Project), 5.25%, 12/1/35(1)	$10,701,100
2,735	Charleston, SC, Waterworks and Sewer Revenue, 5.00%, 1/1/35	2,897,295
1,445	Marco Island, FL, Utility System, 5.00%, 10/1/34	1,422,444
6,325	Marco Island, FL, Utility System, 5.00%, 10/1/40	6,214,755

		$21,235,594

Water Revenue — 2.0%
$10,000	King County, WA, Sewer Revenue, 5.00%, 1/1/34(1)	$10,324,600
5,385	Portland, OR, Water System, 5.00%, 5/1/36	5,646,980

		$15,971,580

Total Tax-Exempt Investments — 174.0% (identified cost $1,435,525,025)		$1,386,487,759

Other Assets, Less Liabilities — (74.0)%		$(589,735,038)

Net Assets — 100.0%		$796,752,721

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

XLCA	-	XL Capital Assurance, Inc.

At June 30, 2011, the concentration of the Fund’s investments in the various states, determined as a percentage of total investments is as follows:

		California	18.1%
		Texas	13.7%
		Others, representing less than 10% individually	68.2%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2011, 71.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.0% to 23.1% of total investments.

(1)		Security represents the municipal bond held by a trust that issues residual interest bonds.
(2)		Security (or a portion thereof) has been pledged as collateral for open swap contracts. The aggregate value of such collateral is $500,736.
(3)		Defaulted bond.
(4)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

A summary of open financial instruments at June 30, 2011 is as follows:

Futures Contracts

					Net Unrealized
Expiration			Aggregate		Appreciation
Date	Contracts	Position	Cost	Value	(Depreciation)
9/11	62 U.S. 10-Year Treasury Note	Short	$(7,544,512)	$(7,584,344)	$(39,832)
9/11	92 U.S. 30-Year Treasury Bond	Short	(11,406,394)	(11,318,875)	87,519

					$47,687

Interest Rate Swaps

		Annual	Floating		Net Unrealized
	Notional	Fixed Rate	Rate	Effective Date/	Appreciation
Counterparty	Amount	Paid By Fund	Paid To Fund	Termination Date	(Depreciation)
Bank of America	$30,000,000	4.165%	3-month USD- LIBOR-BBA	August 12, 2011/ August 12, 2041	$(334,899)
JPMorgan Chase Co.	19,525,000	4.088	3-month USD- LIBOR-BBA	September 9, 2011/ September 9, 2041	104,232

					$(230,667)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At June 30, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund enters into interest rate swap contracts. The Fund also purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2011, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $191,751 and $374,731, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$813,913,366

Gross unrealized appreciation	$26,532,321
Gross unrealized depreciation	(68,787,928)

Net unrealized depreciation	$(42,255,607)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$1,386,487,759	$—	$1,386,487,759

Total Investments	$—	$1,386,487,759	$—	$1,386,487,759

Futures Contracts	$87,519	$—	$—	$87,519
Interest Rate Swaps	—	104,232	—	104,232

Total	$87,519	$1,386,591,991	$—	$1,386,679,510

Liability Description

Futures Contracts	$(39,832)	$—	$—	$(39,832)
Interest Rate Swaps	—	(334,899)	—	(334,899)

Total	$(39,832)	$(334,899)	$—	$(374,731)

The Fund held no investments or other financial instruments as of September 30, 2010 whose fair value was determined using Level 3 inputs. At June 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Municipal Bond Fund

By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President

Date: August 25, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President

Date: August 25, 2011

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date: August 25, 2011